STOCKHOLDERS' EQUITY - Summary of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 23,793	$ 24,725	$ 27,017	$ 27,050
Other comprehensive (loss) income before reclassifications	(589)	(78)	(996)
Amounts reclassified from accumulated other comprehensive income	(1)	(9)	(3)
Split-off and divestiture reclassification adjustment		(32)	167
Net other comprehensive (loss) income	(590)	(119)	(832)
Ending balance	23,793	24,725	27,017
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(1,500)	(910)	(791)	41
Ending balance	(1,500)	(910)	(791)
Cumulative translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(1,493)	(931)	(968)	(88)
Other comprehensive (loss) income before reclassifications	(562)	46	(1,101)
Amounts reclassified from accumulated other comprehensive income	0	0	0
Split-off and divestiture reclassification adjustment		(9)	221
Net other comprehensive (loss) income	(562)	37	(880)
Ending balance	(1,493)	(931)	(968)
Pension and OPEB
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(115)	(55)	60	73
Other comprehensive (loss) income before reclassifications	(59)	(83)	44
Amounts reclassified from accumulated other comprehensive income	(1)	(9)	(3)
Split-off and divestiture reclassification adjustment		(23)	(54)
Net other comprehensive (loss) income	(60)	(115)	(13)
Ending balance	(115)	(55)	60
Derivative instruments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	108	76	117	$ 56
Other comprehensive (loss) income before reclassifications	32	(41)	61
Amounts reclassified from accumulated other comprehensive income	0	0	0
Split-off and divestiture reclassification adjustment		0	0
Net other comprehensive (loss) income	32	(41)	61
Ending balance	$ 108	$ 76	$ 117